Advances to Suppliers, net	12 Months Ended
Dec. 31, 2025
Advances to Suppliers, net
Advances to Suppliers, net

Note 9 – Advances to Suppliers, net

Advances to suppliers consisted of the following:

	December 31,	December 31,
	2025	2024
Advances to suppliers	$90,000	$3,695,682
Allowance for credit losses	-	-
Advances to suppliers, net	$90,000	$3,695,682

The movement of allowance for credit losses are as follows:

	December 31,	December 31,
	2025	2024
Balance at beginning of year	$-	$3,611
Change of allowance for credit losses	-	(3,563)
Translation adjustments	-	(48)
Balance at end of year	$-	$-